Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Finance Costs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)
Profit or loss [abstract]
Bank term loans	$ 10,689	¥ 71,513	¥ 53,888		¥ 34,477
Corporate bonds					27,581
Bills discounting	5,505	36,826	42,179		13,068
Bank charges	710	4,749	4,367		4,552
Finance lease			5		5
Finance costs	$ 16,904	¥ 113,088	¥ 100,439	[1]	¥ 79,683	[1]

[1]	Restated